[LOGO] THE RESERVE FUNDS
FOUNDERS OF "AMERICA'S FIRST MONEY FUND" EST. 1970

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RF/SEMI-ANNUAL 11/01

[LOGO] THE RESERVE FUNDS
Founders of "America's First Money Fund" Est. 1970

                                 SEMI-ANNUAL REPORT

        THE RESERVE FUND

          PRIMARY FUND
          U.S. GOVERNMENT FUND
          U.S. TREASURY FUND

                                 NOVEMBER 30, 2001

                         THE RESERVE FUND--PRIMARY FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL                                                                     VALUE
   AMOUNT     NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--76.4%                  (NOTE 1)
 ---------    ----------------------------------------------                  --------
              DOMESTIC--11.3%
$200,000,000  American Express Centurion Bank, 2.10%, 2/6/02..........  $        200,000,000
  75,000,000  Citibank, 3.41%, 12/7/01................................            75,000,000
 200,000,000  Comerica Bank, 2.05%, 8/15/02...........................           199,993,067
  50,000,000  First Tennessee Bank, 2.21%, 1/28/02....................            50,000,000
 225,000,000  First Union National Bank, 2.28%, 12/5/01...............           225,000,000
  50,000,000  Regions Bank, 3.79%, 12/12/01...........................            50,000,000
 100,000,000  Republic National Bank, 4.03%, 6/17/02..................            99,994,770
  50,000,000  Southtrust Bank, 3.79%, 12/12/01........................            50,000,000
 100,000,000  Southtrust Bank, 3.69%, 12/21/01........................           100,000,000
 150,000,000  Southtrust Bank, 2.30%, 1/22/02.........................           150,000,000
  50,000,000  Southtrust Bank, 3.85%, 4/18/02.........................            50,000,000
                                                                        --------------------
                                                                               1,249,987,837
                                                                        --------------------
              YANKEES--65.1%
 100,000,000  Abbey National PLC, 2.49%, 12/3/01......................           100,000,000
 100,000,000  Abbey National PLC, 2.32%, 1/14/02......................           100,000,000
 200,000,000  Abbey National PLC, 2.24%, 1/24/02......................           200,000,000
 100,000,000  Abbey National PLC, 2.01%, 2/25/02......................            99,985,937
 200,000,000  ABN AMRO Bank, 2.11%, 4/29/02...........................           200,005,106
 200,000,000  BNP Paribas, 3.53%, 12/7/01.............................           200,000,000
 100,000,000  BNP Paribas, 2.76%, 12/19/01............................           100,000,000
  50,000,000  BNP Paribas, 3.51%, 5/20/02.............................            50,000,000
  75,000,000  Bank of Scotland, 2.15%, 1/30/02........................            75,000,000
 100,000,000  Bank of Scotland, 3.64%, 10/7/02........................            99,991,774
  50,000,000  Barclays Bank PLC, 4.83%, 3/06/02.......................            50,130,403
 170,000,000  Barclays Bank PLC, 2.49%, 3/19/02.......................           169,985,458
 100,000,000  Bayerische Hypo-und Vereinsbank AG, 2.50%, 12/11/01.....           100,000,000
 100,000,000  Bayerische Hypo-und Vereinsbank AG, 2.36%, 12/17/01.....           100,001,532
 100,000,000  Bayerische Hypo-und Vereinsbank AG, 2.34%, 12/18/01.....           100,000,824
 100,000,000  Bayerische Hypo-und Vereinsbank AG, 2.43%, 11/25/02.....           100,000,000
 200,000,000  Bayerische Landesbank Girozentrale, 2.80% - 3.61%,
              12/20/01................................................           200,005,527
 100,000,000  Bayerische Landsbank Girozentrale, 3.64%, 10/7/02.......            99,991,774
 100,000,000  Bayerische Landsbank Girozentrale, 2.43%, 11/25/02......            99,992,756
 100,000,000  Canadian Imperial Bank of Commerce, 2.35%, 12/10/01.....           100,000,000
  50,000,000  Canadian Imperial Bank of Commerce, 2.10%, 2/4/02.......            50,000,000
  50,000,000  Canadian Imperial Bank of Commerce, 3.76%, 4/19/02......            50,000,000
 200,000,000  Commerzbank AG, 2.07%, 2/27/02..........................           200,000,000
  50,000,000  Commerzbank AG, 3.50%, 5/17/02..........................            50,000,000
 200,000,000  Commerzbank AG, 2.05%, 12/30/02.........................           199,946,047
 100,000,000  Credit Agricole Indosuez, 2.32%, 1/10/02................           100,000,000
 100,000,000  Credit Agricole Indosuez, 2.30%, 1/17/02................           100,000,000
 100,000,000  Credit Agricole Indosuez, 2.15%, 1/30/02................           100,000,000
 100,000,000  Credit Suisse First Boston, 3.41%, 12/3/01..............           100,000,000
  50,000,000  Danske Bank, 2.11%, 2/1/02..............................            50,000,000
 100,000,000  Deutsche Bank, 3.43%, 12/6/01...........................           100,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND--PRIMARY FUND
       STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                     VALUE
   AMOUNT     NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--(CONTINUED)            (NOTE 1)
 ---------    ----------------------------------------------------            --------
$200,000,000  Deutsche Bank, 2.31%, 1/14/02...........................  $        200,000,000
 165,000,000  Dexia Bank, 3.40%, 12/4/01..............................           165,000,082
 100,000,000  Dexia Bank, 2.15%, 1/29/02..............................           100,000,000
  75,000,000  Dresdner Bank, 3.41%, 12/7/01...........................            75,000,077
 150,000,000  Dresdner Bank, 2.26% - 2.33%, 1/11/02...................           150,000,524
 150,000,000  Landesbank Baden-Wurtternberg, 3.32%, 12/7/01...........           150,007,234
 100,000,000  Landesbank Baden-Wurtternberg, 3.02%, 12/19/01..........           100,006,177
 100,000,000  Landesbank Baden-Wurtternburg, 2.76%, 12/20/01..........           100,000,467
 150,000,000  Landesbank Hessen-Thueringen Girozentrale, 2.10%,
              2/4/02..................................................           150,000,000
 115,000,000  Landesbank Hessen-Thueringen Girozentrale, 4.05%,
              5/13/02.................................................           115,000,000
 100,000,000  Landesbank Hessen-Thueringen Girozentrale, 2.58%,
              11/12/02................................................           100,138,099
 100,000,000  Lloyds TSB Bank PLC, 2.22%, 4/25/02.....................           100,045,525
 100,000,000  Natexis Banques Populaires, 2.09%, 2/26/02..............           100,000,000
 131,000,000  National Westminster Bank PLC, 5.10%, 2/7/02............           131,001,355
 200,000,000  Norddeutsche Landesbank Girozentrale, 2.50%, 12/3/01....           200,000,000
 200,000,000  Rabobank Nederland, 2.74%, 12/19/01.....................           200,000,000
 100,000,000  Rabobank Nederland, 2.30%, 1/17/02......................            99,999,379
 100,000,000  Royal Bank of Canada, 4.21%, 5/15/02....................           100,000,000
  67,000,000  Royal Bank of Canada, 3.84%, 7/26/02....................            67,053,392
  55,000,000  Royal Bank of Scotland, 2.38%, 1/9/02...................            55,003,363
  75,000,000  Royal Bank of Scotland, 2.33%, 1/11/02..................            75,000,000
 100,000,000  Societe Generale, 2.50%, 12/4/01........................           100,000,000
 100,000,000  Svenska Handelsbanken, 2.44%, 11/25/02..................           100,000,000
 100,000,000  Toronto Dominion Bank, 2.75%, 12/17/01..................           100,000,000
 150,000,000  Toronto Dominion Bank, 2.10%, 2/4/02....................           150,000,000
 250,000,000  UBS, 2.39%, 12/10/01....................................           250,001,445
 100,000,000  UBS, 3.63%, 12/20/01....................................           100,004,346
 150,000,000  Westdeutsche Landesbank Girozentrale, 2.50%, 12/27/01...           149,999,984
 100,000,000  Westdeutsche Landesbank Girozentrale, 2.24%, 1/24/02....           100,000,000
 100,000,000  Westdeutsche Landesbank Girozentrale, 2.07%, 2/28/02....           100,000,000
  50,000,000  Westpac Banking Corp., 3.55%, 5/21/02...................            50,000,000
                                                                        --------------------
                                                                               7,178,298,587
                                                                        --------------------
              Total Negotiable Bank Certificates of Deposit (Cost
              $8,428,000,000).........................................         8,428,286,424
                                                                        --------------------

              GOVERNMENT AGENCY NOTES--4.0%
              -----------------------------
  92,570,000  Federal Home Loan Mortgage Corporation, 6.75%,
              2/15/02.................................................            93,138,408
 300,000,000  Federal National Mortgage Association, 3.36%, 12/6/01...           299,916,000
  50,000,000  Federal National Mortgage Association, 6.75%,
              8/15/02%................................................            51,008,827
                                                                        --------------------
              Total Government Agency Notes (Cost $442,570,000).......           444,063,235
                                                                        --------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND--PRIMARY FUND
       STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                     VALUE
   AMOUNT                                                                     (NOTE 1)
 ---------                                                                    --------

              REPURCHASE AGREEMENTS--19.0%
              ----------------------------
$386,000,000  Bear Stearns & Co., Inc., 2.14%, due 12/3/01, repurchase proceeds at maturity $386,068,837 (collateralized by
              FGRA 0% due 10/15/07 to 10/15/31 valued at $160,927,142,
              FNMS 6.50% due 4/1/31 valued at $26,795,813, FNRA 0% due
              4/25/21 to 9/25/31 valued at $198,867,272, FRRA 0% due
              8/25/23 valued at $966,948, GNRM 3.063% to 6.34% due
              7/16/27 to 1/16/30 valued at $9,333,144)................  $        386,000,000
 730,000,000  Deutsche Banc Alex Brown Inc., 2.14% due 12/3/01,
              repurchase proceeds at maturity $730,130,183
              (collateralized by FGRM 6.55% due 2/15/22 valued at
              $8,795,394, FNAR 6.33% due 1/1/26 valued at $93,956,995,
              FNMS 6.00% to 7.0% due 5/1/09 to 11/1/31 valued at
              $522,511,407, FNRM 6.02% TO 7.30% due 5/25/10 to
              11/25/10 valued at $92,962,084).........................           730,000,000
 350,000,000  JP Morgan Chase & Co., 2.13%, due 12/3/01, repurchase proceeds at maturity $350,062,125 (collateralized by
              FGSI 0% due 6/1/26 to 12/1/29 valued at $67,241,253,
              FNST 0% due 5/1/30 to 7/1/31 valued at $290,946,942)....           350,000,000
 300,000,000  Lehman Brothers, Inc., 2.10%, due 12/3/01, repurchase proceeds at maturity $300,052,500 (collateralized by
              FGPC 5.50% to 10.50% due 1/1/02 to 11/1/31 valued at
              $307,319,305)...........................................           300,000,000
 330,000,000  State Street Bank & Trust Co., 2.11%, due 12/3/01 ,
              repurchase proceeds at maturity $330,058,025
              (collateralized by FNMA 5.00% due 2/14/03 valued at
              $336,612,354)...........................................           330,000,000
                                                                        --------------------
              Total Repurchase Agreements (Cost $2,096,000,000).......         2,096,000,000
                                                                        --------------------

                 TOTAL INVESTMENTS (COST $10,966,570,000)............      99.4%       10,968,349,659
                 OTHER ASSETS, LESS OTHER LIABILITIES................        .6            64,314,580
                                                                       --------  --------------------
                 NET ASSETS..........................................     100.0% $     11,032,664,239
                                                                       ========  ====================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
                 EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSESTS
                 OF EACH CLASS:
                 6,511,932,703 SHARES CLASS R..................................                 $1.00
                                                                                 ====================
                 10,964,294 SHARES CLASS 75....................................                 $1.00
                                                                                 ====================
                 568,260,568 SHARES CLASS TREASURER'S TRUST....................                 $1.00
                                                                                 ====================
                 38,750,623 SHARES CLASS 45....................................                 $1.00
                                                                                 ====================
                 2,624,074,784 SHARES CLASS 25.................................                 $1.00
                                                                                 ====================
                 128,479,065 SHARES CLASS 15...................................                 $1.00
                                                                                 ====================
                 1,150,202,202 SHARES CLASS 8..................................                 $1.00
                                                                                 ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL                                                                     VALUE
   AMOUNT     U.S. TREASURY BILLS--55.0%                                     (NOTE 1)
 ---------    --------------------------                                     --------
$500,000,000  1.93%--1.94%, 12/6/01...................................  $       499,919,375
 150,000,000  2.04%, 12/13/01.........................................          149,915,000
                                                                        -------------------
              Total U.S. Treasury Bills (Cost $650,000,000)...........          649,834,375
                                                                        -------------------

              REPURCHASE AGREEMENTS--44.9%
              ----------------------------
 225,000,000  Bear Stearns & Co. Inc., 2.12%, due 12/3/01 , repurchase proceeds at maturity $225,039,750 (collateralized by
              GNMA 4.00% to 9.50% due 9/15/16 to 11/20/31 valued at
              $230,521,395)...........................................          225,000,000
 200,000,000  Lehman Brothers, Inc., 2.08%, due 12/3/01 , repurchase proceeds at maturity $200,038,133 (collateralized by
              GNMA, 5.50% to 13.00% due from 6/15/02 to 11/15/31
              valued at $206,000,000).................................          200,000,000
 106,000,000  State Street Bank & Trust Co., 2.10%, due 12/3/01 ,
              repurchase proceeds at maturity $106,018,550
              (collateralized by GNMA, 6.00% due from 12/15/28 valued
              at $10,201,800, U.S. Treasury Bills 0% due from 5/16/02
              valued at $97,923,870)..................................          106,000,000
                                                                        -------------------
              Total Repurchase Agreements (Cost $531,000,000).........          531,000,000
                                                                        -------------------

               TOTAL INVESTMENTS (COST $1,181,000,000).............      99.9%  1,180,834,375
               OTHER ASSETS, LESS LIABILITIES......................        .1       1,762,389
                                                                     --------  --------------
               NET ASSETS..........................................     100.0% $1,182,596,764
                                                                     ========  ==============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
               EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS
               OF EACH CLASS:
               1,101,327,363 SHARES CLASS R..................................           $1.00
                                                                               ==============
               4,014,233 SHARES CLASS TREASURER'S TRUST......................           $1.00
                                                                               ==============
               2,501,397 SHARES CLASS 45.....................................           $1.00
                                                                               ==============
               74,753,771 SHARES CLASS 25....................................           $1.00
                                                                               ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      THE RESERVE FUND--U.S. TREASURY FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL                                                               VALUE
  AMOUNT     U.S. TREASURY BILLS--99.5%                                (NOTE 1)
 ---------   --------------------------                                --------
$29,500,000  2.15%--2.28%, 12/6/01...............................  $      29,494,444
 77,000,000  1.87--1.98%, 12/13/01...............................         76,959,239
 28,500,000  1.96%--3.42%, 12/20/01..............................         28,460,272
 83,000,000  1.87%--2.32%, 12/27/01..............................         82,886,737
 71,000,000  1.71%--1.90%, 1/03/02...............................         70,890,833
 35,000,000  2.21%, 1/10/02......................................         34,918,353
 25,000,000  1.78%, 1/24/02......................................         24,936,083
 29,000,000  2.02%--2.15%, 1/31/02...............................         28,901,126
 27,000,000  3.23%, 2/7/02.......................................         26,840,115
 26,500,000  2.00%--3.26%, 2/14/02...............................         26,363,267
 58,000,000  2.22%--3.28%, 2/21/02...............................         57,677,878
 50,000,000  1.75%, 2/28/02......................................         49,788,542
 31,000,000  1.73%--2.26%, 3/7/02................................         30,819,833
 50,000,000  1.72%, 3/21/02......................................         49,742,000
 24,500,000  2.03%, 4/25/02......................................         24,302,441
 25,000,000  1.74%, 5/16/02......................................         24,801,833
 45,000,000  1.75%, 5/30/02......................................         44,610,625
                                                                   -----------------

               TOTAL U.S. TREASURY BILLS (COST $715,000,000).......      99.5%  712,393,621
               OTHER ASSETS, LESS LIABILITIES......................       0.5     3,250,577
                                                                     --------  ------------
               NET ASSETS..........................................     100.0% $715,644,198
                                                                     ========  ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
               EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS
               OF EACH CLASS:
               671,454,916 SHARES CLASS R....................................         $1.00
                                                                               ============
               44,189,282 SHARES CLASS TREASURER'S TRUST.....................         $1.00
                                                                               ============

                                          GLOSSARY
FGPC   --   FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRA   --   Federal Home Loan Mortgage Corp. Gold Adjustable Rate REMIC
FGRM   --   FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates
FGSI   --   Federal Home Loan Mortgage Corp. Gold Strip Interest only
FNAR   --   FNMA Adjustable Rate Mortgage-Backed Pass-Through Securities
FNMA   --   Federal National Mortgage Association
FNMS   --   Federal Mortgage-Backed Pass-Through Securities
FNRM   --   Federal National Mortgage Association ("FNMA") REMIC Mortgage-Backed
            Pass-Through Securities
FNRA   --   Federal Home Loan Mortgage Corp. Real Estate Mortgage Conduit Adjustable Rate
FNST   --   FNMA STRIPS
FRRA   --   Government National Mortgage Association Adj. Rate REMIC--Issued by Freddie Mac
GNMA   --   Government National Mortgage Association
GNRM   --   Government National Mortgage Association Pass-Through Floater

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED)

                                                                                    U.S.         U.S.
                                                                     PRIMARY     GOVERNMENT    TREASURY
                                                                       FUND         FUND         FUND
                                                                   ------------  -----------  ----------
INTEREST INCOME (Note 1).........................................  $155,143,782  $13,837,057  $6,726,052
                                                                   ------------  -----------  ----------

EXPENSES (Note 2)
COMPREHENSIVE MANAGEMENT FEES:
  Class R........................................................    24,622,850  3,402,918     1,389,015
  Class 75.......................................................        58,718         --            --
  Class Treasurer's Trust........................................     1,172,770     17,927       141,855
  Class 45.......................................................        37,830      4,688            --
  Class 25.......................................................     1,935,130     14,492            --
  Class 15.......................................................         4,718         --            --
  Class 8........................................................       257,922         --            --
DISTRIBUTION (12b-1) FEES:
  Class R........................................................     6,155,713    850,729       347,254
  Class 75.......................................................         6,963
Trustee fees.....................................................       248,245     19,089         8,906
                                                                   ------------  -----------  ----------
    Total expenses before waiver.................................    34,500,859  4,309,843     1,887,030
    Less: expenses waived (Note 2)...............................            --         --      (105,000)
                                                                   ------------  -----------  ----------
    Net Expenses.................................................    34,500,859  4,309,843     1,782,030
                                                                   ------------  -----------  ----------

NET INVESTMENT INCOME, Representing net increase in Net
  Assets from Investment Operations..............................  $120,642,923  $9,527,214   $4,944,022
                                                                   ============  ===========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                      PRIMARY FUND                   U.S. GOVERNMENT FUND              U.S. TREASURY FUND
                           ----------------------------------  --------------------------------  -------------------------------
                              SIX MONTHS                         SIX MONTHS                        SIX MONTHS
                                ENDED                               ENDED                            ENDED
                             NOVEMBER 30,       YEAR ENDED      NOVEMBER 30,      YEAR ENDED      NOVEMBER 30,     YEAR ENDED
                               2001(A)         MAY 31, 2001        2001(A)       MAY 31, 2001       2001(A)       MAY 31, 2001
                           ----------------  ----------------  ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $    120,642,923  $    280,627,452  $    9,527,214   $   36,899,096   $   4,944,022   $    15,271,801
                           ----------------  ----------------  ---------------  ---------------  --------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (NOTE 1):
  Class R................       (81,372,176)     (280,376,036)     (9,243,810)     (36,892,134)     (4,291,686)      (15,263,710)
  Class 75...............          (280,491)          (11,187)             --               --              --                --
  Class Treasurer's
    Trust................        (5,463,252)          (75,544)        (84,854)          (4,432)       (652,336)           (8,091)
  Class 45...............          (256,269)           (2,616)        (32,233)          (1,343)             --                --
  Class 25...............       (23,078,655)         (162,069)       (166,317)          (1,187)             --                --
  Class 15...............           (78,829)               --              --               --              --                --
  Class 8................       (10,113,251)               --              --               --              --                --
                           ----------------  ----------------  ---------------  ---------------  --------------  ---------------
Total dividends to
  shareholders...........      (120,642,923)     (280,627,452)     (9,527,214)     (36,899,096)     (4,944,022)      (15,271,801)
                           ----------------  ----------------  ---------------  ---------------  --------------  ---------------

FROM CAPITAL SHARE TRANSACTIONS (at net
  asset value of $1.00 per share):
  Net proceeds from sale
    of shares............    21,623,610,590    31,227,773,238   1,835,813,015    3,366,006,079   1,000,186,847     1,596,750,098
  Dividends reinvested...       120,642,923       280,627,452       9,527,214       36,899,096       4,944,022        15,166,801
  Cost of shares
    redeemed.............   (17,661,963,219)  (28,913,967,122) (1,573,622,520)  (3,159,724,161)   (719,086,813)   (1,579,519,293)
                           ----------------  ----------------  ---------------  ---------------  --------------  ---------------
                              4,082,290,294     2,594,433,568     271,717,709      243,181,014     286,044,056        32,397,606
                           ----------------  ----------------  ---------------  ---------------  --------------  ---------------
  Net increase in net
    assets...............     4,082,290,294     2,594,433,568     271,717,709      243,181,014     286,044,056        32,397,606

NET ASSETS:
  Beginning of period....     6,950,373,945     4,355,940,377     910,879,055      667,698,041     429,600,142       397,202,536
                           ----------------  ----------------  ---------------  ---------------  --------------  ---------------
  End of period..........  $ 11,032,664,239  $  6,950,373,945  $1,182,596,764   $  910,879,055   $ 715,644,198   $   429,600,142
                           ================  ================  ===============  ===============  ==============  ===============

-----------------

(a)  Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Reserve Fund (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited and divided into four (4) series: (funds) Primary Fund, U.S. Government Fund, U.S. Treasury Fund and the Strategist Money Market Fund (collectively, the "Funds"). These financial statements and notes apply only to the Primary, U.S. Government and U.S. Treasury Funds. Effective April 9, 2001, the Primary Fund, U.S. Government Fund and the U.S. Treasury Fund offer eight classes of shares: Class 8, Class 15, Class 25, Class 35, Class 45, Class Treasurer's Trust, Class 75 and Class R.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purpose of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments. (1) the notice period required before the Fund is entitled to receive of payment of principal amount of the instruments; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment

     C. It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

     E. The Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Funds' Board of Trustees. The Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a comprehensive management fee, which is accrued daily. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer cost. Excluded from the definition of customary operating expenses are: interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. Each Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each class of each Fund according to the following schedule:

      CLASS 8                       CLASS 15     CLASS 25     CLASS 35     CLASS 45    TREASURER'S TRUST   CLASS 75     CLASS R
      -------                      -----------  -----------  -----------  -----------  -----------------  -----------  ----------
      0.08%......................     0.15%        0.25%        0.35%        0.45%           0.60%           0.55%        0.80%

     During the six months ended November 30, 2001, RMCI voluntarily reduced its fees for the U.S. Treasury Fund, Class R by $105,000.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     The Funds have adopted a Rule 12b-1 plan, which allows the Funds to pay distribution fees for the sale and distribution of its shares. Currently, only Class R and Class 75 participate in the Plan. The maximum level of distribution expenses is 0.20% per year of the Classes' average net assets, respectively. The Plan requires RMCI to pay an equivalent amount from its own resources.

(3)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------
     At November 30, 2001, the composition of each Fund's net assets was as follows:

                                               PRIMARY      U.S. GOVERNMENT  U.S. TREASURY
                                                FUND             FUND            FUND
                                           ---------------  ---------------  -------------
      Par Value..........................  $    11,032,664  $    1,182,597   $    715,644
      Additional Paid-in-Capital.........   11,021,631,575   1,181,414,167    714,928,554
                                           ---------------  --------------   ------------
      Net Assets.........................  $11,032,664,239  $1,182,596,764   $715,644,198
                                           ===============  ==============   ============

(5)  CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------------------------------
     For the six months ended November 30, 2001 and the period ended May 31, 2001, the capital share transactions of each Fund were as follows:

                                                                 FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001
                                                          ---------------------------------------------------------
                                                                                         TREASURER'S
                                                              CLASS R       CLASS 75        TRUST        CLASS 45
                                                          ---------------  -----------  --------------  -----------
      PRIMARY FUND
      --------------------------------------------------
      Sold..............................................   13,000,002,223   32,139,109   1,393,445,359   44,725,426
      Reinvested........................................       81,372,176      280,491       5,463,252      256,269
      Redeemed..........................................  (12,811,290,932) (56,111,719) (1,055,104,915) (13,658,772)
                                                          ---------------  -----------  --------------  -----------
      Net Increase (Decrease)...........................      270,083,467  (23,692,119)    343,803,696   31,322,923
                                                          ===============  ===========  ==============  ===========

                                                             CLASS 25       CLASS 15*       CLASS 8**
                                                          --------------  -------------  ---------------

      PRIMARY FUND
      --------------------------------------------------
      Sold..............................................   3,702,201,365   133,522,777    3,317,574,331
      Reinvested........................................      23,078,655        78,829       10,113,251
      Redeemed..........................................  (1,543,188,960)   (5,122,541)  (2,177,485,380)
                                                          --------------  ------------   --------------
      Net Increase......................................   2,182,091,060   128,479,065    1,150,202,202
                                                          ==============  ============   ==============

                                                                          TREASURER'S
                                                             CLASS R         TRUST      CLASS 45     CLASS 25
                                                          --------------  -----------  -----------  -----------

      U.S. GOVERNMENT FUND
      --------------------------------------------------
      Sold..............................................   1,731,390,276    6,525,891   12,194,634   85,702,214
      Reinvested........................................       9,243,810       84,854       32,233      166,317
      Redeemed..........................................  (1,526,408,079) (18,181,679) (14,164,670) (14,868,092)
                                                          --------------  -----------  -----------  -----------
      Net Increase (Decrease)...........................     214,226,007  (11,570,934)  (1,937,803)  71,000,439
                                                          ==============  ===========  ===========  ===========

--------------------------------------------------------------------------------

                                                          FOR THE SIX MONTHS ENDED
                                                              NOVEMBER 30, 2001
                                                          -------------------------
                                                                        TREASURER'S
                                                            CLASS R        TRUST
                                                          ------------  -----------

      U.S. TREASURY FUND
      --------------------------------------------------
      Sold..............................................   905,606,557   94,580,290
      Reinvested........................................     4,291,686      652,336
      Redeemed..........................................  (639,617,844) (79,468,969)
                                                          ------------  -----------
      Net Increase......................................   270,280,399   15,763,657
                                                          ============  ===========

                                                                           FOR PERIOD ENDED MAY 31, 2001
                                                   ------------------------------------------------------------------------------
                                                                                     TREASURER'S
                                                       CLASS R       CLASS 75***      TRUST***      CLASS 45***     CLASS 25***
                                                   ---------------  --------------  -------------  --------------  --------------

      PRIMARY FUND
      -------------------------------------------
      Sold.......................................   30,457,404,981     36,084,965    256,598,599       7,511,800     470,172,893
      Reinvested.................................      280,376,036         11,187         75,544           2,616         162,069
      Redeemed...................................  (28,851,872,158)    (1,439,739)   (32,217,271)        (86,716)    (28,351,238)
                                                   ---------------   ------------    -----------    ------------   -------------
      Net Increase...............................    1,885,908,859     34,656,413    224,456,872       7,427,700     441,983,724
                                                   ===============   ============    ===========    ============   =============

                                                                          TREASURER'S
                                                             CLASS R       TRUST***     CLASS 45***     CLASS 25***
                                                          --------------  -----------  --------------  --------------

      U.S. GOVERNMENT FUND
      --------------------------------------------------
      Sold..............................................   3,341,782,334  15,611,526       4,739,419       3,872,801
      Reinvested........................................      36,892,134       4,432           1,343           1,186
      Redeemed..........................................  (3,159,271,153)    (30,791)       (301,562)       (120,655)
                                                          --------------  ----------    ------------    ------------
      Net Increase......................................     219,403,315  15,585,167       4,439,200       3,753,332
                                                          ==============  ==========    ============    ============

                                                                          TREASURER'S
                                                             CLASS R       TRUST***
                                                          --------------  -----------

      U.S. TREASURY FUND
      --------------------------------------------------
      Sold..............................................   1,567,545,869  29,204,229
      Reinvested........................................      15,158,710       8,091
      Redeemed..........................................  (1,578,732,598)   (786,695)
                                                          --------------  ----------
      Net Increase......................................       3,971,981  28,425,625
                                                          ==============  ==========

---------------

  * From July 30, 2001 (Commencement of Class) to November 30, 2001. ** From July 27, 2001 (Commencement of Class) to November 30, 2001.
***  From May 29, 2001 (Commencement of Class) to May 31, 2001.

(6)__FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------
     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the periods as indicated.

                                                                                        CLASS R
                                                          -------------------------------------------------------------------
                                                          FOR THE SIX
                                                          MONTHS ENDED                FISCAL YEAR ENDED MAY 31,
                                                          NOVEMBER 30,  -----------------------------------------------------
                                                            2001(A)       2001       2000       1999       1998       1997
                                                          ------------  ---------  ---------  ---------  ---------  ---------
      PRIMARY FUND
      ----------------------------------------------
      Net asset value at beginning of period............    $ 1.0000    $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                            --------    --------   --------   --------   --------   --------
      Net investment income from investment
        operations......................................      0.0134      0.0511     0.0492     0.0438     0.0483     0.0457
      Less dividends from net investment income.........     (0.0134)    (0.0511)   (0.0492)   (0.0438)   (0.0483)   (0.0457)
                                                            --------    --------   --------   --------   --------   --------
      Net asset value at end of period..................    $ 1.0000    $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                            ========    ========   ========   ========   ========   ========
      Total Return......................................       1.34%       5.29%      4.92%      4.38%      4.83%      4.57%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------------
      Net assets end of period (millions)...............    $6,511.9    $6,241.8   $4,355.9   $3,330.1   $2,707.6   $2,104.1
      Ratio of expenses to average net assets...........       1.02%(b)    1.00%      1.00%      1.00%      0.94%      0.98%
      Ratio of net investment income to average net
        assets..........................................       2.68%(b)    5.11%      4.74%      4.26%      4.71%      4.47%

                                                               CLASS 75             TREASURER'S TRUST            CLASS 45
                                                        -----------------------  -----------------------  -----------------------
                                                        FOR THE SIX    PERIOD    FOR THE SIX    PERIOD    FOR THE SIX    PERIOD
                                                        MONTHS ENDED    ENDED    MONTHS ENDED    ENDED    MONTHS ENDED    ENDED
                                                        NOVEMBER 30,   MAY 31,   NOVEMBER 30,   MAY 31,   NOVEMBER 30,   MAY 31,
                                                          2001(A)      2001(C)     2001(A)      2001(C)     2001(A)      2001(C)
                                                        ------------  ---------  ------------  ---------  ------------  ---------

      PRIMARY FUND
      ----------------------------------------
      Net asset value at beginning of period..........    $ 1.0000    $ 1.0000     $ 1.0000    $ 1.0000     $ 1.0000    $ 1.0000
                                                          --------    --------     --------    --------     --------    --------
      Net investment income from investment
        operations....................................      0.0162      0.0003       0.0142      0.0003       0.0156      0.0004
      Less dividends from net investment income.......     (0.0162)    (0.0003)     (0.0142)    (0.0003)     (0.0156)    (0.0004)
                                                          --------    --------     --------    --------     --------    --------
      Net asset value at end of period................    $ 1.0000    $ 1.0000     $ 1.0000    $ 1.0000     $ 1.0000    $ 1.0000
                                                          ========    ========     ========    ========     ========    ========
      Total Return....................................       1.46%       0.03%        1.54%       0.03%        1.62%       0.04%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).............    $   11.0    $   34.7     $  568.3    $  224.5     $   38.7    $    7.4
      Ratio of expenses to average net assets (b).....       0.76%       0.75%        0.61%       0.60%        0.46%       0.45%
      Ratio of net investment income to average net
        assets (b)....................................       3.22%       3.97%        2.84%       4.12%        3.11%       4.27%

--------------------------------------------------------------------------------

                                                                 CLASS 25            CLASS 15      CLASS 8
                                                          -----------------------  ------------  ------------
                                                          FOR THE SIX    PERIOD       PERIOD        PERIOD
                                                          MONTHS ENDED    ENDED       ENDED         ENDED
                                                          NOVEMBER 30,   MAY 31,   NOVEMBER 30,  NOVEMBER 30,
                                                            2001(A)      2001(C)    2001(A)(D)    2001(A)(E)
                                                          ------------  ---------  ------------  ------------

      PRIMARY FUND
      --------------------------------------------------
      Net asset value at beginning of period............    $ 1.0000    $ 1.0000     $ 1.0000      $ 1.0000
                                                            --------    --------     --------      --------
      Net investment income from investment
        operations......................................      0.0152      0.0004       0.0110        0.0111
      Less dividends from net investment income.........     (0.0152)    (0.0004)     (0.0110)      (0.0111)
                                                            --------    --------     --------      --------
      Net asset value at end of period..................    $ 1.0000    $ 1.0000     $ 1.0000      $ 1.0000
                                                            ========    ========     ========      ========
      Total Return......................................       1.72%       0.04%        1.08%         1.13%
      RATIOS/SUPPLEMENTAL DATAA
      --------------------------------------------------
      Net assets end of period (millions)...............    $2,624.1    $  442.0     $  128.5      $1,150.2
      Ratio of expenses to average net assets (b).......       0.25%       0.25%        0.16%         0.07%
      Ratio of net investment income to average net
        assets (b)......................................       3.04%       4.47%        2.72%         2.71%

                                                                                        CLASS R
                                                          -------------------------------------------------------------------
                                                          FOR THE SIX
                                                          MONTHS ENDED                FISCAL YEAR ENDED MAY 31,
                                                          NOVEMBER 30,  -----------------------------------------------------
                                                            2001(A)       2001       2000       1999       1998       1997
                                                          ------------  ---------  ---------  ---------  ---------  ---------

      U.S. GOVERNMENT FUND
      ---------------------------------------------
      Net asset value at beginning of year..............    $ 1.0000    $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                            --------    --------   --------   --------   --------   --------
      Net investment income from investment operations..      0.0110      0.0493     0.0471     0.0426     0.0471     0.0449
      Less dividends from net investment income.........     (0.0110)    (0.0493)   (0.0471)   (0.0426)   (0.0471)   (0.0449)
                                                            --------    --------   --------   --------   --------   --------
      Net asset value at end of year....................    $ 1.0000    $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                            ========    ========   ========   ========   ========   ========
      Total Return......................................       1.10%       5.12%      4.71%      4.26%      4.71%      4.49%
      RATIOS/SUPPLEMENTAL DATA
      ---------------------------------------------
      Net assets end of period (millions)...............    $1,101.3    $  887.1   $  667.7   $  716.2   $  652.5   $  611.8
      Ratio of expenses to average net assets...........       1.01%(b)    1.01%      1.00%      1.00%      0.99%      0.99%
      Ratio of net investment income to average net
        assets..........................................       2.20%(b)    4.93%      4.12%      4.16%      4.63%      4.40%

--------------------------------------------------------------------------------

                                                           TREASURER'S TRUST            CLASS 45                 CLASS 25
                                                        -----------------------  -----------------------  -----------------------
                                                        FOR THE SIX    PERIOD    FOR THE SIX    PERIOD    FOR THE SIX    PERIOD
                                                        MONTHS ENDED    ENDED    MONTHS ENDED    ENDED    MONTHS ENDED    ENDED
                                                        NOVEMBER 30,   MAY 31,   NOVEMBER 30,   MAY 31,   NOVEMBER 30,   MAY 31,
                                                          2001(A)      2001(C)     2001(A)      2001(C)     2001(A)      2001(C)
                                                        ------------  ---------  ------------  ---------  ------------  ---------

      U.S. GOVERNMENT FUND
      ----------------------------------------
      Net asset value at beginning of period..........    $ 1.0000    $ 1.0000     $ 1.0000    $ 1.0000     $ 1.0000    $ 1.0000
                                                          --------    --------     --------    --------     --------    --------
      Net investment income from investment
        operations....................................      0.0143      0.0003       0.0158      0.0003       0.0151      0.0003
      Less dividends from net investment income.......     (0.0143)    (0.0003)     (0.0158)    (0.0003)     (0.0151)    (0.0003)
                                                          --------    --------     --------    --------     --------    --------
      Net asset value at end of period................    $ 1.0000    $ 1.0000     $ 1.0000    $ 1.0000     $ 1.0000    $ 1.0000
                                                          ========    ========     ========    ========     ========    ========
      Total Return....................................       1.30%       0.03%        1.37%       0.03%        1.48%       0.03%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).............    $    4.0    $   15.6     $    2.5    $    4.4     $   74.8    $    3.8
      Ratio of expenses to average net assets (b).....       0.60%       0.60%        0.46%       0.45%        0.26%       0.25%
      Ratio of net investment income to average net
        assets (b)....................................       2.86%       3.47%        3.17%       3.62%        3.01%       3.82%

                                                                                        CLASS R
                                                          -------------------------------------------------------------------
                                                          FOR THE SIX
                                                          MONTHS ENDED                FISCAL YEAR ENDED MAY 31,
                                                          NOVEMBER 30,  -----------------------------------------------------
                                                            2001(A)       2001       2000       1999       1998       1997
                                                          ------------  ---------  ---------  ---------  ---------  ---------

      U.S TREASURY FUND
      ---------------------------------------------
      Net asset value at beginning of period............    $ 1.0000    $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                            --------    --------   --------   --------   --------   --------
      Net investment income from investment operations..      0.0125      0.0468     0.0443     0.0410     0.0456     0.0443
      Less dividends from net investment income.........     (0.0125)    (0.0468)   (0.0443)   (0.0410)   (0.0456)   (0.0443)
                                                            --------    --------   --------   --------   --------   --------
      Net asset value at end of period..................    $ 1.0000    $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                            ========    ========   ========   ========   ========   ========
      Total Return......................................       1.23%       4.82%      4.43%      4.10%      4.56%      4.43%
      RATIOS/SUPPLEMENTAL DATA
      ---------------------------------------------
      Net assets end of period (millions)...............    $  671.5    $  401.2   $  397.2   $  286.7   $  239.8   $  169.2
      Ratio of expenses to average net assets (f).......       1.01%(b)    1.04%      1.00%      1.00%      0.97%      0.97%
      Ratio of net investment income to average net
        asset (f).......................................       2.42%(b)    4.63%      4.12%      3.76%      4.26%      4.13%

--------------------------------------------------------------------------------

                                                              TREASURER'S TRUST
                                                          --------------------------
                                                          FOR THE SIX
                                                          MONTHS ENDED  PERIOD ENDED
                                                          NOVEMBER 30,    MAY 31,
                                                            2001(A)       2001(C)
                                                          ------------  ------------

      U.S TREASURY FUND
      --------------------------------------------------
      Net asset value at beginning of period............    $ 1.0000      $ 1.0000
                                                            --------      --------
      Net investment income from investment
        operations......................................      0.0140        0.0003
      Less dividends from net investment income.........     (0.0140)      (0.0003)
                                                            --------      --------
      Net asset value at end of period..................    $ 1.0000      $ 1.0000
                                                            ========      ========
      Total Return......................................       1.44%         0.03%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)...............    $   44.2      $   28.4
      Ratio of expenses to average net assets (b).......       0.61%         0.60%
      Ratio of net investment income to average net
        asset (b).......................................       2.79%         3.44%

---------------

(a)  Unaudited
(b)  Annualized.
(c)  From May 29, 2001 (Commencement of Class) to May 31, 2001.
(d)  From July 30, 2001 (Commencement of Class) to November 30, 2001.
(e)  From July 27, 2001 (Commencement of Class) to November 30, 2001.
(f) Due to the voluntary waiver of certain expense by RMCI, the net expense ratios and net investment income of the U.S. Treasury Fund Class R amounted to:

                                                          PERIOD ENDED                FISCAL YEAR ENDED MAY 31,
                                                          NOVEMBER 30,  -----------------------------------------------------
                                                              2001        2001       2000       1999       1998       1997
                                                          ------------  ---------  ---------  ---------  ---------  ---------

      Expense Ratio.....................................      0.94%        0.99%      0.86%      0.77%      0.77%      0.77%
      Net Investment Income.............................      2.49%        4.68%      4.26%      3.99%      4.46%      4.33%